Investments (Fair Value And Gross Unrealized Losses In A Continuous Unrealized Loss Position) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Less Than or Equal to Twelve Months		$ 16,570
Greater Than Twelve Months		1,781
Fair Value - Total		18,351
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months		308
Greater Than Twelve Months		119
Gross Unrealized Losses - Total		427
Unrealized holding gains (losses) arising during the period	$ 8,106	2,577
Fixed Maturity AFS Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Less Than or Equal to Twelve Months	69,198
Greater Than Twelve Months	11,105
Fair Value - Total	80,303
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	10,013
Greater Than Twelve Months	2,486
Gross Unrealized Losses - Total	12,499
Unrealized holding gains (losses) arising during the period	(6)	(8)
Corporate Bonds [Member] | Fixed Maturity AFS Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Less Than or Equal to Twelve Months	57,656	10,611
Greater Than Twelve Months	6,867	1,386
Fair Value - Total	64,523	11,997
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	8,684	230
Greater Than Twelve Months	1,854	96
Gross Unrealized Losses - Total	10,538	326
U.S. Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Less Than or Equal to Twelve Months	236	6
Greater Than Twelve Months	27	26
Fair Value - Total	263	32
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	25
Greater Than Twelve Months	6	2
Gross Unrealized Losses - Total	31	2
State And Municipal Bonds [Member] | Fixed Maturity AFS Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Less Than or Equal to Twelve Months	1,850	498
Greater Than Twelve Months	227	19
Fair Value - Total	2,077	517
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	414	10
Greater Than Twelve Months	69	1
Gross Unrealized Losses - Total	483	11
Foreign Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Less Than or Equal to Twelve Months	122	61
Greater Than Twelve Months	58	56
Fair Value - Total	180	117
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	18	3
Greater Than Twelve Months	27	2
Gross Unrealized Losses - Total	45	5
RMBS [Member] | Fixed Maturity AFS Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Less Than or Equal to Twelve Months	1,337	261
Greater Than Twelve Months	191	20
Fair Value - Total	1,528	281
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	160	3
Greater Than Twelve Months	43	1
Gross Unrealized Losses - Total	203	4
CMBS [Member] | Fixed Maturity AFS Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Less Than or Equal to Twelve Months	1,224	440
Greater Than Twelve Months	312	33
Fair Value - Total	1,536	473
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	156	12
Greater Than Twelve Months	88	2
Gross Unrealized Losses - Total	244	14
ABS [Member] | Fixed Maturity AFS Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Less Than or Equal to Twelve Months	6,712	4,646
Greater Than Twelve Months	3,325	165
Fair Value - Total	10,037	4,811
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	551	49
Greater Than Twelve Months	374	5
Gross Unrealized Losses - Total	925	54
Hybrid And Redeemable Preferred Securities [Member] | Fixed Maturity AFS Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value
Less Than or Equal to Twelve Months	61	47
Greater Than Twelve Months	98	76
Fair Value - Total	159	123
Available-for-sale Securities, Continuous Unrealized Loss Position, Gross Unrealized Losses and OTTI
Less Than or Equal to Twelve Months	5	1
Greater Than Twelve Months	25	10
Gross Unrealized Losses - Total	$ 30	$ 11